FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates and exchange rates. The Company has a portfolio of swaps which swap floating rate interest to fixed rate, and which also fix the Norwegian kroner to US dollar exchange rate applicable to the interest payable and principal repayment on the NOK denominated bonds due 2017 and 2019. From a financial perspective, these swaps hedge interest rate and exchange rate exposure. The counterparties to such contracts are Nordea Bank Finland Plc, ABN AMRO Bank N.V., BNP Paribas, NIBC Bank N.V., Scotiabank Europe Plc, Skandinaviska Enskilda Banken AB (publ), ING Bank N.V., Lloyds Banking Group Plc, Credit Agricole Corporate and Investment Bank, Danske Bank A/S and Swedbank AB (publ). Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered remote as the counterparties are all banks which have provided the Company with loans to which the swaps relate.
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2014	December 31, 2013
Designated derivative instruments - Assets:
Interest rate swaps	646	6,565
Cross currency interest rate swaps	—	—
Non-designated derivative instruments - Assets:
Interest rate swaps	6,674	10,068
Cross currency interest rate swaps	—	—
Total derivative instruments - non-current assets	7,320	16,633

(in thousands of $)	June 30, 2014	December 31, 2013
Designated derivative instruments -short-term liabilities:
Interest rate swaps	1,987	2,279
Cross currency interest rate swaps	—	3,358
Non-designated derivative instruments -short-term liabilities:
Interest rate swaps	581	—
Cross currency interest rate swaps	—	68
Total derivative instruments - short-term liabilities	2,568	5,705
(in thousands of $)	June 30, 2014	December 31, 2013
Designated derivative instruments - long-term liabilities:
Interest rate swaps	42,691	44,006
Cross currency interest rate swaps	14,974	8,915
Non-designated derivative instruments - long-term liabilities:
Interest rate swaps	1,782	3,183
Cross currency interest rate swaps	533	386
Total derivative instruments - long-term liabilities	59,980	56,490

Interest rate risk management
The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At June 30, 2014, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

(in thousands of $)
Notional Principal as at June 30, 2014	Inception date	Maturity date	Fixed interest rate

$167,895 (reducing to $122,632)	March 2010	March 2015	1.96% - 2.22%
$69,713 (reducing to $69,713)	September 2012	September 2014	4.85%
$35,686 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$40,002 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$59,591 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$173,142 (reducing to $153,804)	April 2012	May 2019	3.67% - 3.77%
$176,333 (reducing to $79,733)	May 2012	August 2022	1.76% - 1.85%
$105,436 (equivalent to NOK600 million)	October 2012	October 2017	5.92% - 6.23%	*
$46,550 (reducing to $32,142)	February 2013	December 2017	0.81% - 0.82%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$151,008 (equivalent to NOK900 million)	March 2014	March 2019	6.03%	*

* These swaps relate to the NOK600 million and NOK900 million senior unsecured bonds due 2017 and 2019 respectively, and the fixed interest rates paid are exchanged for the NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

As at June 30, 2014, the total notional principal amount subject to such swap agreements was $1,225.4 million (December 31, 2013: $1,188.0 million).
Foreign currency risk management
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK600 million senior unsecured bonds due 2017 and NOK900 million senior unsecured bonds due 2019.

Principal Receivable	Principal Payable		Inception date	Maturity date
NOK600 million	$105.4	million	October 2012	October 2017
NOK900 million	$151.0	million	March 2014	March 2019

Apart from the NOK600 million and NOK900 million senior unsecured bonds due 2017 and 2019, respectively, the majority of the Company’s transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company’s cash flows, financial condition and results of operations.
Fair Values
The carrying value and estimated fair value of the Company’s financial assets and liabilities at June 30, 2014 and December 31, 2013 are as follows:

	June 30, 2014	June 30, 2014	December 31, 2013	December 31, 2013
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available for sale securities	61,889	61,889	76,925	76,925
Floating rate NOK bonds due 2014	—	—	71,854	72,032
Floating rate NOK bonds due 2017	93,231	97,152	92,483	93,752
Floating rate NOK bonds due 2019	145,388	145,387	—	—
3.75% unsecured convertible bonds due 2016	125,000	135,516	125,000	130,589
3.25% unsecured convertible bonds due 2018	350,000	398,598	350,000	359,307
Derivatives:
Interest rate/ currency swap contracts - short-term and long-term receivables	7,320	7,320	16,633	16,633
Interest rate/ currency swap contracts - short-term payables	2,568	2,568	5,705	5,705
Interest rate/ currency swap contracts - long-term payables	59,980	59,980	56,490	56,490

The above long-term receivables relating to interest rate/ currency swap contracts at June 30, 2014, include $6.7 million which relates to non-designated swap contracts (December 31, 2013: $10.1 million), with the balance relating to designated hedges. The above short-term payables relating to interest rate/ currency swap contracts at June 30, 2014, include $0.6 million which relates to non-designated swap contracts (December 31, 2013: $0.1 million), with the balance relating to designated hedges. The above long-term payables relating to interest rate/ currency swap contracts at June 30, 2014, include $2.3 million which relates to non-designated swap contracts (December 31, 2013: $3.6 million), with the balance relating to designated hedges.
In accordance with the accounting policy relating to interest rate and currency swaps described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2013, where the Company has designated the swap as a hedge, and to the extent that the hedge is effective, changes in the fair values of interest rate swaps are recognized in other comprehensive income. Changes in the fair value of other swaps and the ineffective portion of swaps designated as hedges are recognized in the Consolidated Statement of Operations.

The above fair values of financial assets and liabilities as at June 30, 2014, were measured as follows:

		Fair value measurements using
(in thousands of $)	June 30, 2014	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	61,889	39,811		22,078
Interest rate/ currency swap contracts - long-term receivables	7,320		7,320
Total assets	69,209	39,811	7,320	22,078
Liabilities:
Floating rate NOK bonds due 2017	97,152	97,152
Floating rate NOK bonds due 2019	145,387	145,387
3.75% unsecured convertible bonds due 2016	135,516	135,516
3.25% unsecured convertible bonds due 2018	398,598	398,598
Interest rate/ currency swap contracts – short-term payables	2,568		2,568
Interest rate/ currency swap contracts – long-term payables	59,980		59,980
Total liabilities	839,201	776,653	62,548	—

Fair value is measured in accordance with FASB ASC Topic 820 “Fair Value Measurement and Disclosures”. ASC 820 establishes a fair value hierarchy as follows:
Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable market based inputs other than quoted prices or unobservable inputs that are corroborated by market data.
Level 3 - Unobservable inputs for assets or liabilities that are not corroborated by market data.
Listed available-for-sale securities are recorded at fair value, being their market value as at the balance sheet date. The fair value of unlisted available for sale securities, which at June 30, 2014, comprise unlisted corporate bonds, is a Level 3 input and is determined from an analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the bonds, credit ratings and default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market.

The estimated fair values for the floating rate NOK denominated bonds due 2017 and 2019, the 3.75% and the 3.25% unsecured convertible bonds due 2016 and 2018 respectively, are all based on their quoted market prices as at the balance sheet date.
The fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and LIBOR/NIBOR interest rates as at June 30, 2014.
Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Skandinaviska Enskilda Banken, ABN AMRO, Danske Bank and Nordea. However, the Company believes this risk is remote.
Since the Company was spun-off from Frontline in 2004, Frontline has accounted for a major proportion of our consolidated operating revenues. In the six months ended June 30, 2014, Frontline accounted for approximately 38% of our consolidated operating revenues (for the six months ended June 30, 2013: 41%, for the year ended December 31, 2013: 38%). There is thus a concentration of revenue risk with Frontline. The consolidated operating revenues for the six months ended June 30, 2014, do not include the operating revenues of $52.7 million (for the six months ended June 30, 2013: $64.3 million, for the year ended December 31, 2013: $122.8 million) reported by our subsidiaries accounted for using the equity method, none of which were earned from Frontline.